Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET MASTER FUNDS
Entity Central Index Key	0001094885
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000170903
Shareholder Report [Line Items]
Fund Name	State Street International Developed Equity Index Portfolio
Trading Symbol	SSIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,332,121,446
Holdings Count | Holding	752
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$3,332,121,446
# of Portfolio Holdings	752
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
France	9.2%
United States	8.8%
Germany	8.3%
Australia	7.3%
Switzerland	6.2%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.1%

C000029565
Shareholder Report [Line Items]
Fund Name	State Street Money Market Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Money Market Portfolio	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 16,348,789,058
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$16,348,789,058
# of Portfolio Holdings	148

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

C000055942
Shareholder Report [Line Items]
Fund Name	State Street Treasury Money Market Portfolio
Trading Symbol	SSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 12,181,634,684
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$12,181,634,684
# of Portfolio Holdings	159

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

C000055943
Shareholder Report [Line Items]
Fund Name	State Street Treasury Plus Money Market Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 47,654,557,744
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$47,654,557,744
# of Portfolio Holdings	161

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

C000029566
Shareholder Report [Line Items]
Fund Name	State Street U.S. Government Money Market Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 137,539,503,890
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$137,539,503,890
# of Portfolio Holdings	210

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%